BlackRock ETF Trust

BlackRock Future Tech ETF

(the “Fund”)

Supplement dated September 14, 2023 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2022, as supplemented to date

Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and SAI of the Fund:

The section of the Summary Prospectus and the Prospectus entitled “Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Tony Kim and Reid Menge (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kim and Menge have been Portfolio Managers of the Fund since September 2020.

The section of the Prospectus entitled “More Information About the Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Tony Kim and Reid Menge are jointly and primarily responsible for the day-to-day management of the Fund.

Tony Kim has been with BlackRock since 2013. Mr. Kim has been employed by BFA or its affiliates as a portfolio manager since 2013 and has been a Portfolio Manager of the Fund since September 2020.

Reid Menge has been with BlackRock since 2014. Mr. Menge has been employed by BFA or its affiliates as a portfolio manager since 2020 and has been a Portfolio Manager of the Fund since September 2020.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

The section of the SAI entitled “Investment Advisory, Administrative and Distribution Services — Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Portfolio Managers. As of July 31, 2022, the individuals named as Portfolio Managers in the Fund’s Prospectus were also primarily responsible for the day-to-day management of other BlackRock funds and certain other types of portfolios and/or accounts as follows:

Tony Kim

Types of Accounts	Number	Total Assets
Registered Investment Companies	3	$8.03 Billion
Other Pooled Investment Vehicles	6	13.64 Billion
Other Accounts	3	134.4 Million

Reid Menge

Types of Accounts	Number	Total Assets
Registered Investment Companies	3	$8.03 Billion
Other Pooled Investment Vehicles	5	13.62 Billion
Other Accounts	3	134.4 Million

The fourth paragraph is deleted in its entirety and replaced with the following:

The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2022:

Tony Kim

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	1	805.2 Million
Other Accounts	0	0

Reid Menge

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	1	805.2 Million
Other Accounts	0	0

The fifth paragraph is deleted in its entirety and replaced with the following:

The discussion below describes the Portfolio Managers’ compensation as of July 31, 2022.

The last paragraph of the sub-section entitled “Other Compensation Benefits — Incentive Savings Plans” is deleted in its entirety and replaced with the following:

As of July 31, 2022, the Portfolio Managers did not beneficially own shares of the Fund.

Shareholders should retain this Supplement for future reference.